Note 22 - Discontinued Operations (Details) - Summary of Assets and Liabilities as Held for Sale - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 28, 2013
Long Lived Assets Held-for-sale [Line Items]
Cash and cash equivalents	$ 722	$ 402
Trade receivables, net	4,303	3,342
Other receivables	1,947	2,083
Prepaid expenses	383	777
Current assets held for sale	10,004	11,763
Restricted cash	31	31
Advances for acquisition of coal property				$ 10,847
Property, equipment and mine development costs, net		9,469
Owned and leased mineral rights, land and building, net		1,771
Other fixed assets		477
Goodwill	236	236	$ 0
Long-term assets held for sale	111,765	178,560
Accounts payable, trade	15,149	14,210
Accrued liabilities	8,253	7,503
Current liabilities held for sale	291,035	247,462
Asset retirement obligations		1,050
Long-term liabilities held for sale	5,941	52,978
Selling, general and administrative expenses	(22,099)	(34,346)	(52,848)
Depreciation and amortization expense	(6,922)	(4,656)	(2,860)
Impairment losses	1,214	209
Interest and finance expense	20,484	5,892	42,668
Interest income	10	22
Other income, net	(67)	542	46
Change in fair value of financial instruments	(127)	(5,231)	262
Net income (loss) from discontinued operations	(57,308)	(17,850)	(60,876)
Discontinued Operations, Held-for-sale [Member] | Coal Business [Member]
Long Lived Assets Held-for-sale [Line Items]
Cash and cash equivalents	6	2
Trade receivables, net	11	568
Other receivables	911	1,437
Prepaid expenses	62	119
Other fixed assets	7
Current assets held for sale	997	2,126
Restricted cash		152
Advances for acquisition of coal property		21,855
Property, equipment and mine development costs, net		9,469
Owned and leased mineral rights, land and building, net		1,771
Other fixed assets		11
Goodwill		23,314
Long-term assets held for sale		56,572
Accounts payable, trade	2,077	3,984
Accrued liabilities	1,293	389
Asset retirement obligations	1,077
Current liabilities held for sale	4,447	4,373
Asset retirement obligations		1,050
Long-term liabilities held for sale		1,050
Coal Revenue	83	532	203
Cost of coal processing and other related coal costs	(1,257)	(3,035)	(75)
Selling, general and administrative expenses	(1,990)	(9,201)	(29,045)
Accretion	(28)	(71)	(37)
Depreciation and amortization expense	(742)	(796)	(17)
Impairment losses	(55,675)	(9,034)
Interest and finance expense	(14)	(22)	(20,002)
Interest income		43
Other income, net	1,604	318	1
Change in fair value of financial instruments		482	(482)
Net income (loss) from discontinued operations	(58,019)	(20,784)	(49,454)
Discontinued Operations, Held-for-sale [Member] | Shipping [Member]
Long Lived Assets Held-for-sale [Line Items]
Net income (loss) from discontinued operations	$ 711	$ 2,934	$ (11,422)